Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
    Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued ASU 2015-17 Income Taxes (Topic 740) to simplify the presentation of deferred income taxes. This ASU requires that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by this ASU. The Company retrospectively adopted this ASU in the fourth quarter of 2015. As a result, a deferred tax asset and a deferred tax liability of $7,210 and $3,702, respectively, that were presented as current as of December 31, 2014 have been reclassified to non-current deferred tax asset and deferred tax liability on the consolidated balance sheets.
The FASB issued ASU 2015-13 Derivatives and Hedging (Topic 815): Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets. This ASU clarifies that the use of locational marginal pricing by an independent system operator does not constitute net settlement of a contract for the purchase or sale of electricity on a forward basis that necessitates transmission through, or delivery to a location within, a nodal energy market. Consequently, the use of locational marginal pricing by the independent system operator does not cause that contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception. The adoption of this ASU in the third quarter of 2015 had no impact on the Company’s consolidated financial statements.
The FASB issued ASU 2015-10, Technical Corrections and Improvements, to clarify the codification, correct unintended application of guidance, or make minor improvements to the codification. The adoption of this ASU in the second quarter of 2015 had no impact on the Company’s consolidated financial statements.
The FASB issued ASU 2015-04, Compensation: Retirement Benefits (Subtopic 715), to provide a practical expedient that permits an entity with a fiscal year-end that does not coincide with a month-end and an entity that has a significant event in an interim period that calls for a remeasurement of defined benefit plan assets and obligations to measure defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end or significant event. The Company adopted this ASU prospectively in the second quarter of 2015 and as a result, remeasured amendments to its pension plans, made during the second quarter, using the month-end closest to the amendments.
The FASB issued ASU 2015-03, Interest: Imputation of Interest (Subtopic 835-30), to simplify presentation of debt issuance costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected. Effective January 1, 2015, the Company applied this ASU retrospectively to all prior periods presented in the financial statements. As a result, deferred financing costs of $8,304 as of December 31, 2014 that were previously presented as other assets on the consolidated balance sheets have been reclassified as a deduction from the carrying amount of the related long-term debt. In accordance with ASU 2015-15 Interest: Imputation of Interest (Subtopic 835-30), the Company continues to present deferred issuance costs related to its revolving credit facilities and related instruments as other assets.
The FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This newly issued accounting standard raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. Effective January 1, 2015, the Company adopted this ASU prospectively and as a result, its adoption had no impact on discontinued operations reported in prior periods.
2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations utilizing leases. This ASU requires lessees to recognize the assets and liabilities arising from all leases on the balance sheet, but the effect of leases in the statement of operations and the statement of cash flows is largely unchanged. The standard is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to simplify the measurement, presentation, and disclosure of financial instruments. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2015-16 Business Combinations (Topic 805): Simplifying the Accounting for Measurement Period Adjustments. Under this ASU, adjustments to the provisional amounts recorded in a business combination continue to be calculated as if the accounting had been completed at the acquisition date. However, the ASU eliminates the requirement to retrospectively account for those adjustments and instead requires recognition in the period that the adjustments are identified. The amendments in this ASU should be applied prospectively to adjustments to provisional amounts that occur after December 15, 2015 with earlier application permitted for financial statements that have not been issued. As the measurement period has closed for the Company’s past acquisitions, the consolidated financial statements are not expected to be impacted, in that respect, by the adoption of this standard.
The FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, to simplify the subsequent measurement of inventory by replacing the current lower of cost and market test with a lower of cost and net realizable value test. The prospective application of this standard is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2015-05, Intangibles: Goodwill and Other Internal-Use Software (Subtopic 350-40), to provide guidance to customers about whether a cloud computing arrangement includes a software license. This ASU can be adopted either (1) prospectively to all arrangements entered into or materially modified after the effective date or (2) retrospectively. The standard is effective for fiscal years and interim periods beginning after December 15, 2015. Early adoption is permitted. The prospective adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which ends the deferral granted to investment companies from applying the VIE guidance and makes targeted amendments to the current consolidation guidance. Some of the more notable amendments are (1) the identification of variable interests when fees are paid to a decision maker or service provider, (2) the VIE characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. This ASU may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2015-01, Income Statement: Extraordinary and Unusual Items (Subtopic 225-20), to simplify income statement classification by removing the concept of extraordinary items from U.S. GAAP. As a result, items that are both unusual and infrequent will no longer be separately reported net of tax after continuing operations. This ASU may be applied prospectively or retrospectively to all prior periods presented in the financial statements. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, but only as of the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have an impact on the Company’s results of operations.
2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. ASU 2014-16 clarifies how current guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, ASU 2014-16 clarifies that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weigh those terms and features. The effects of initially adopting ASU 2014-16 should be applied on a modified retrospective basis to existing hybrid financial instruments issued in a form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods. ASU 2014-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements.
The FASB issued ASU 2014-15, Presentation of Financial Statements - Going Concern. This new standard provides that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This ASU will be effective for the annual reporting period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This newly issued accounting standard is intended to resolve the diverse accounting treatment of those awards in practice. This ASU is required to be applied for fiscal years and interim periods beginning after December 15, 2015. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB and the International Accounting Standards Board have jointly issued a new revenue recognition standard codified in U.S. GAAP as ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This newly issued accounting standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other U.S. GAAP requirements, such as the leasing literature. During the quarter, the FASB approved a one year deferral of the effective date of this new revenue standard and as such, it is now required to be applied for fiscal years and interim periods beginning after December 15, 2017 using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently assessing the impact the adoption of this standard might have on its financial position or results of operations.